Long-term debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

	December 31, 2018	December 31, 2017
Term loan facilities, net of debt issuance costs (a)	24,023	18,987
Senior financing (b)	8,645	10,901
Convertible debt (c)	17,382	17,335
Other bank financing (d)	3,744	6,562
Capital lease obligations (e)	1,516	637
Balance, end of period	$55,310	$54,422
Current portion	(10,327)	(8,993)
Long-term portion	$44,983	$45,429

Schedule of Maturities of Long-term Debt
The principal repayment schedule of the long-term debt is as follows for the years ending December 31:

	Term loan facilities	Senior financing	Convertible debt	Other bank financing	Capital lease obligations	Total
2019	$5,234	$1,880	$—	$2,714	$499	$10,327
2020	7,166	2,009	—	344	475	9,994
2021	8,785	2,254	17,382	343	418	29,182
2022	1,419	2,502	—	343	124	4,388
2023 and thereafter	1,419	—	—	—	—	1,419
	$24,023	$8,645	$17,382	$3,744	$1,516	$55,310
The minimum repayments including interest are as follows, for the years ending December 31:

2019	$6,091
2020	5,926
2021	7,258
2022	5,065
2023	1,162
2024 and thereafter	6,758
$32,260